As filed with the Securities and Exchange Commission on June 6, 2025

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 156	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 158	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

One Greenwich Plaza

Suite 130

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

H.J. Willcox, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

One Greenwich Plaza

Suite 130

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

David W. Blass, Esq.

Ryan P. Brizek, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on June 16, 2025, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date), pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 154 (the “Amendment”) to the Registration Statement was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), on March 27, 2025 to add the following four new series to the AQR Funds: AQR LSE Fusion Fund, AQR CVX Fusion Fund, AQR MS Fusion Fund, and AQR MS Fusion HV Fund. The Amendment would have become effective on June 10, 2025. This Post-Effective Amendment No. 156 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until June 16, 2025, the effectiveness of the Amendment. This Post-Effective Amendment No. 156 incorporates by reference the information contained in Parts A, B and Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 6th day of June, 2025.

AQR Funds

By	/s/ John Howard
John Howard President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Howard (John Howard)	John Howard President (Principal Executive Officer)	June 6, 2025

/s/ Matthew Plastina (Matthew Plastina)	Matthew Plastina Chief Financial Officer (Principal Financial Officer)	June 6, 2025

* (David Kabiller)	David Kabiller Trustee

* (William L. Atwell)	William L. Atwell Trustee

* (Gregg D. Behrens)	Gregg D. Behrens Trustee

* (Kathleen Hagerty)	Kathleen Hagerty Trustee

* (Mark A. Zurack)	Mark A. Zurack Trustee

*By: /s/ Nicole DonVito Nicole DonVito Attorney-in-fact for each Trustee		June 6, 2025

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